Quarterly Results (Unaudited) (Schedule Of Quarterly Results) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jul. 02, 2017	Apr. 02, 2017	Jan. 01, 2017	Sep. 30, 2016	Jul. 03, 2016	Apr. 03, 2016	Jan. 03, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Net sales	$ 787.8	$ 862.9	$ 756.5	$ 602.3	$ 729.8	$ 907.5	$ 784.7	$ 607.5
Gross profit	310.0	320.2	306.8	239.1	305.2	376.1	320.5	235.9	$ 1,176.0	$ 1,237.7	$ 978.5
Net income attributable to controlling interest from continuing operations	22.4	50.3	39.9	12.4	70.5	116.0	79.2	14.3	125.0	280.0	49.9
Net income attributable to controlling interest from discontinued operations	72.5	26.6	18.9	52.8	18.5	(14.1)	13.4	59.3	170.8	77.1	99.0
Net income attributable to controlling interest	$ 94.9	$ 76.9	$ 58.8	$ 65.2	$ 89.0	$ 101.9	$ 92.6	$ 73.6	$ 295.8	$ 357.1	$ 148.9
Basic earnings per share from continuing operations	$ 0.39	$ 0.86	$ 0.68	$ 0.21	$ 1.19	$ 1.96	$ 1.33	$ 0.24	$ 2.13	$ 4.72	$ 0.90
Basic earnings per share from discontinued operations	1.25	0.45	0.32	0.89	0.31	(0.24)	0.22	1.00	2.91	1.30	1.78
Basic earnings per share	1.64	1.31	1.00	1.10	1.50	1.72	1.56	1.24	5.04	6.02	2.68
Diluted earnings per share from continuing operations	0.38	0.86	0.68	0.21	1.18	1.95	1.33	0.24	2.12	4.70	0.90
Diluted earnings per share from discontinued operations	1.25	0.45	0.32	0.89	0.31	(0.24)	0.22	1.00	2.90	1.29	1.76
Diluted earnings per share	$ 1.63	$ 1.31	$ 1.00	$ 1.10	$ 1.49	$ 1.71	$ 1.55	$ 1.24	$ 5.02	$ 5.99	$ 2.66
SB/RH Holdings, LLC [Member]
Net sales	$ 787.8	$ 862.9	$ 756.5	$ 602.3	$ 729.8	$ 907.5	$ 784.7	$ 607.5
Gross profit	310.0	320.2	306.8	239.1	305.2	376.1	320.5	235.9	$ 1,176.0	$ 1,237.7	$ 978.5
Net income attributable to controlling interest from continuing operations	23.7	51.1	42.1	12.2	70.4	119.2	69.1	16.1	129.1	274.8	56.4
Net income attributable to controlling interest from discontinued operations	72.5	26.6	18.9	52.8	18.5	(14.1)	13.4	59.3	170.8	77.1	99.0
Net income attributable to controlling interest	$ 96.2	$ 77.7	$ 61.0	$ 65.0	$ 88.9	$ 105.1	$ 82.5	$ 75.4	$ 299.9	$ 351.9	$ 155.4